Revenue - Performance Obligations Satisfied in Previous Years (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Revenue
Revenue recognized for performance obligations satisfied in previous years	€ 77	€ 75